ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Accrued payroll and welfare	19,043,496	26,219,450
Income and non-income-based taxes payables	7,319,738	16,073,041
Accrued professional expenses	4,300,517	4,772,321
Accrued marketing expenses	3,863,879	3,459,673
Advanced from customers	3,425,224	4,952,208
Accrued data and IT service expenses	1,301,092	2,934,834
Amounts due to employees for sale of their shares exercised under the share incentive plan	2,702,901	5,786,535
Others	425,099	3,065,192
Total	42,381,946	67,263,254